SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details 4) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 32,294	$ 29,382	$ 190,029	$ 274,403
Transferred at Point in Time [Member]
Revenues	18,307	4,967	147,863	235,636
Transferred over Time [Member]
Revenues	13,987	24,415	42,166	38,767
Product [Member]
Revenues	12,963		125,664	185,261
Service [Member]
Revenues	$ 19,331	$ 29,382	$ 64,365	$ 89,142